Consolidated Statement of Changes in Equity R$ in Millions, $ in Millions	Share capital USD ($)	Capital reserve USD ($)	Profit reserves USD ($)	Treasury shares USD ($)	Other reserves USD ($)	Cumulative translation adjustments USD ($)	Retained earnings USD ($)	Equity attributable to Vale's stockholders USD ($)	Equity attributable to non-controlling interests USD ($)	USD ($)	BRL (R$)
Balance at beginning of year at Dec. 31, 2019	$ 61,614	$ 1,139	$ 7,090	$ (2,455)	$ (2,110)	$ (25,211)		$ 40,067	$ (1,074)	$ 38,993
Net income (loss)							$ 1,234	1,234	(154)	1,080
Other comprehensive income			(1,871)		(409)	(4,899)		(7,179)	25	(7,154)
Dividends of non-controlling interest									(5)	(5)
Capitalization of non-controlling interest advances									6	6
Treasury shares utilized in the period				14				14		14
Balance at end of year at Jun. 30, 2020	61,614	1,139	5,219	(2,441)	(2,519)	(30,110)	1,234	34,136	(1,202)	32,934
Balance at beginning of year at Dec. 31, 2020	61,614	1,139	7,042	(2,441)	(2,056)	(29,554)		35,744	(923)	34,821
Net income (loss)							13,132	13,132	(118)	13,014
Other comprehensive income			9		518	(417)		110	2	112
Dividends and interest on capital of Vale's stockholders			(4,319)				(724)	(5,043)		(5,043)
Dividends of non-controlling interest									(24)	(24)
Acquisitions and disposal of non-controlling interest					(331)			(331)	1,761	1,430
Share buyback program				(2,004)				(2,004)		(2,004)	R$ (10,407)
Share-based payment					46			46		46
Treasury shares utilized in the period				7				7		7
Balance at end of year at Jun. 30, 2021	$ 61,614	$ 1,139	$ 2,732	$ (4,438)	$ (1,823)	$ (29,971)	$ 12,408	$ 41,661	$ 698	$ 42,359